STOCK-BASED COMPENSATION - Restricted Stock Activity (Details) - CEO Restricted Stock	9 Months Ended
Sep. 30, 2023 USD ($) $ / shares shares
Number of Shares
Outstanding at beginning of period (in shares)	0
Granted (in shares)	4,569,922
Forfeited (in shares)	0
Settled (in shares)	0
Outstanding at end of period (in shares)	4,569,922
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	10.03
Outstanding at end of period (in dollars per share) | $ / shares	$ 10.03
Unamortized stock-based compensation expense for unvested stock | $	$ 41,252,686
Unamortized stock-based compensation expense weighted-average remaining contractual life	2 years 3 months 18 days